SALARIES AND SOCIAL SECURITY PAYABLES	12 Months Ended
Dec. 31, 2024
SALARIES AND SOCIAL SECURITY PAYABLES
SALARIES AND SOCIAL SECURITY PAYABLES

NOTE 14 – SALARIES AND SOCIAL SECURITY PAYABLES

	As of December 31,
Current	2024	2023
Salaries, annual complementary salaries, vacation, bonuses and their social security payables	255,769	231,238
Termination benefits	20,194	10,828
	275,963	242,066

Non-current
Termination benefits	11,548	9,904
	11,548	9,904
Total salaries and social security payables	287,511	251,970

Compensation for the Key Managers of Telecom for the years ended December 31, 2024, 2023 and 2022 are shown in Note 27.d).